COMMITMENTS AND CONTINGENT LIABILITIES	12 Months Ended
Dec. 31, 2025
COMMITMENTS AND CONTINGENT LIABILITIES
COMMITMENTS AND CONTINGENT LIABILITIES

NOTE 11 – COMMITMENTS AND CONTINGENT LIABILITIES

Off-Balance-Sheet Financing and Concentrations of Credit: The Company is a party to certain financial instruments with off-balance-sheet risk in the normal course of business to meet the financing needs of its customers. These financial instruments include the Company’s commitments to extend credit and unused lines of credit. Those instruments involve, to varying degrees, elements of credit risk in excess of the amount recognized on the consolidated financial statements. The contract amounts of those instruments reflect the extent of involvement the Company has in particular classes of financial instruments.

The Company’s exposure to credit loss in the event of nonperformance by the other party to the commitments to extend credit and unused lines of credit is represented by the contractual notional amount of those instruments. The Company uses the same credit policies in making commitments as it does for on-balance-sheet instruments. Unless otherwise noted, the Company does not require collateral or other security to support financial instruments with credit risk.

Contract amounts of financial instruments that represent credit risk as of December 31 are as follows (in thousands):

	2025	2024
Commitments to extend credit	$34,078	$25,497
Unused lines of credit	38,967	45,896
Standby letters of credit	565	2,246
Total	$73,610	$73,639

NOTE 11 – COMMITMENTS AND CONTINGENT LIABILITIES (Continued)

Commitments to extend credit and unused lines of credit are agreements to lend to a customer as long as there is no violation of any condition established in the contract. Commitments generally have fixed expiration dates or other termination clauses and may require payment of a fee. Since certain commitments are expected to expire without being fully drawn upon, the total commitment amounts do not necessarily represent future cash requirements. The Company evaluates each customer’s creditworthiness on a case- by-case basis. The amount of collateral, if any, required by the Company upon the extension of credit is based on management’s credit evaluation of the customer. Mortgage and construction loan commitments are secured by a first lien on real estate.

Commitments to extend credit and unused lines of credit may be written on a fixed-rate basis thus exposing the Company to interest rate risk, given the possibility that market rates may change between commitment and actual extension of credit.

Standby letters of credit are conditional commitments issued by the Company to guarantee payment on behalf of a customer and guarantee the performance of a customer to a third party. The credit risk involved in issuing these instruments is essentially the same as that involved in extending loans to customers. Contingent obligations under the standby letters of credit represent the maximum potential future payments the Company could be required to make. Typically, these instruments have terms of twelve months or less and expire unused; therefore, the total amounts do not necessarily represent future cash requirements. Each customer is evaluated individually for creditworthiness under the same underwriting standards used for commitments to extend credit and on-balance-sheet instruments. Company policies governing loan collateral apply to standby letters of credit at the time of credit extension. Loan-to-value ratios will generally range from 80% for movable assets, such as inventory, to 100% for liquid assets, such as bank certificates of deposits. The fair value of the Company’s standby letters of credit at December 31, 2025 and 2024 was not significant.

The Company has no loan commitments with borrowers which are intended to be held for sale if closed. The Company generally makes its determination of whether or not to identify a loan as held for sale at the time that loan commitments are entered into. In order to reduce the interest rate risk associated with the portfolio of loans held for sale, as well as loan commitments with locked interest rates which are intended to be held for sale if closed, the Company enters into agreements to sell loans in the secondary market to unrelated investors. The Company did not have any commitments to sell loans at December 31, 2025 or 2024.

Concentrations of Credit: The Company primarily grants residential, consumer and commercial-related loans to customers located in the New York State counties of Saratoga, Fulton, Montgomery, and northern sections of Albany and Schenectady counties. Although the Company has a diversified loan portfolio, a substantial portion of its debtors’ ability to honor their contracts is dependent upon the economic conditions in these areas.

Data Processing: The Company has a data processing agreement with payments based on transaction volume. Total data processing expense related to this contract was approximately $910 thousand and $894 thousand for the years ended December 31, 2025 and 2024, respectively.

Dividend Restrictions: The Company’s principal source of cash flow to pay dividends on its common shares, to service its debt and to finance its corporate operations is capital distributions from the Bank. Federal banking law limits the amount of capital distributions that national banks can make to their holding companies without prior regulatory approval. A national bank’s dividend-paying capacity is affected by several factors, including net profits (as defined by statute) for the two previous calendar years and for the current year up to the date of dividend declaration. During 2025, the Bank paid the Company no dividends. As of the close of business on December 31, 2025, the Bank had an additional $10.2 million available to pay dividends to the Company, without prior regulatory approval and without affecting its status as “well capitalized” under the FDIC-defined capital categories.

Contingent Liabilities: In the ordinary course of business there are various legal proceedings pending against the Company. Based on consultation with outside counsel, management believes that the aggregate exposure, if any, arising from such litigation would not have a material adverse effect on the Company’s consolidated financial statements.